Segmental Information - Summary of Segment by Geographic Region (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Goodwill, intangible assets and property and equipment	$ 10,093,848	$ 4,522,187
Canada
Disclosure Of Operating Segments [Line Items]
Goodwill, intangible assets and property and equipment	66,830	53,394
Isle of Man
Disclosure Of Operating Segments [Line Items]
Goodwill, intangible assets and property and equipment	4,346,599	4,446,503
Italy
Disclosure Of Operating Segments [Line Items]
Goodwill, intangible assets and property and equipment	30	35
Australia
Disclosure Of Operating Segments [Line Items]
Goodwill, intangible assets and property and equipment	456,422
UNITED KINGDOM
Disclosure Of Operating Segments [Line Items]
Goodwill, intangible assets and property and equipment	5,191,994	6,511
Other Licensed Or Approved Jurisdictions
Disclosure Of Operating Segments [Line Items]
Goodwill, intangible assets and property and equipment	$ 31,973	$ 15,744